Provisions for employees' benefits - Net of post-employment benefits (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Employee benefits liabilities
Opening balance		$ 23,509,643	$ 20,344,061
Current service cost		118,035	76,478
Past service cost	[1]	631,761
Interest expense		1,322,467	1,339,175
Actuarial (losses) gains		505,498	3,028,709
Benefits paid		(1,256,427)	(1,278,780)
Closing balance		24,830,977	23,509,643
Plan assets
Opening balance		12,712,853	12,352,511
Return on assets		700,304	801,282
Contributions to funds		370,090	83,071
Benefits paid		(1,255,260)	(975,636)
Actuarial (losses) gains		644,978	451,625
Closing balance		13,172,965	12,712,853
Net post-employment benefits liability		11,658,012	10,796,790
Pension and pension bonds [Member]
Employee benefits liabilities
Opening balance	[2]	15,916,472	14,131,943
Current service cost	[2]	0	0
Past service cost	[2]	0	0
Interest expense	[2]	882,785	920,622
Actuarial (losses) gains	[2]	418,187	1,755,300
Benefits paid	[2]	(897,061)	(891,393)
Closing balance	[2]	16,320,383	15,916,472
Plan assets
Opening balance	[2]	12,709,838	12,348,557
Return on assets	[2]	700,168	801,065
Contributions to funds	[2]	0	0
Benefits paid	[2]	(897,061)	(891,393)
Actuarial (losses) gains	[2]	644,784	451,609
Closing balance	[2]	13,157,729	12,709,838
Net post-employment benefits liability	[2]	3,162,654	3,206,634
Other [Member]
Employee benefits liabilities
Opening balance		7,593,171	6,212,118
Current service cost		118,035	76,478
Past service cost	[1]	631,761
Interest expense		439,682	418,553
Actuarial (losses) gains		87,311	1,273,409
Benefits paid		(359,366)	(387,387)
Closing balance		8,510,594	7,593,171
Plan assets
Opening balance		3,015	3,954
Return on assets		136	217
Contributions to funds		370,090	83,071
Benefits paid		(358,199)	(84,243)
Actuarial (losses) gains		194	16
Closing balance		15,236	3,015
Net post-employment benefits liability		$ 8,495,358	$ 7,590,156

[1]	It includes the new voluntary retirement plan.
[2]	There is no cost for the pension and pension plans service, due to the fact that the beneficiaries were retired as of July 31, 2010.